Basis of Preparation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2025
Disclosure Of Basis Of Preparation Of Consolidated Financial Statements [Abstract]
Basis of Preparation of the Consolidated Financial Statements
Note 2:	Basis of Preparation of the Consolidated Financial Statements

a.	Statement of compliance with International Financial Reporting Standards

These financial statements have been prepared in accordance with IFRS® Accounting Standards (IFRSs) as issued by the International Accounting Standards Board ("IASB").

These consolidated financial statements were approved by the board of directors on March 5, 2026.

b.	Functional currency, reporting currency and foreign currency:

1.	Functional currency and reporting currency:

The reporting currency of the financial statements is the U.S. dollar.

The Company determines the functional currency based on the currency in which it primarily generates and expends cash. The Company determined that its functional currency is the U.S. dollar since most of the Company's revenues are in U.S. dollars and the economic environment in which the Company operates and performs its transactions is mostly affected by the U.S dollar. A certain portion of the Company's costs are denominated in NIS mainly due to payroll and related benefit costs incurred in Israel. To further support the Company's determination, the Company has analyzed the currency in which funds from financing activities are generated or held and the currency in which receipts from operating activities are usually retained. In this respect, funds from financing activities were principally derived from significant funds raised in U.S. dollars and U.S governmental funds denominated also in U.S. dollars.

The Company operates and plans its activities in U.S. dollars and accordingly its periodic budgets and internal management reports are prepared and monitored using the U.S. dollar as the primary currency.
The functional currency of the Company's subsidiary in Germany has been determined to be its local currency - the EURO. Assets and liabilities of this subsidiary are translated at year end exchange rates and its statement of operations items are translated using the average exchange rates at the quarter in which those items are recognized. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate on the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting period into the functional currency at the exchange rate at that date. Exchange differences are recognized in profit or loss.

c.	Use of estimates and judgments

Use of estimates

The preparation of financial statements in conformity with IFRSs requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The preparation of accounting estimates used in the preparation of the Company’s financial statements requires that management of the Company makes assumptions regarding circumstances and events that involve considerable uncertainty.  Company Management prepares the estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about assumptions made by the Company with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities in the next financial year are included in the following notes:

Estimate	Principal assumptions	Possible effects	Reference
Assessment of probability of contingent liabilities
Government grants received from the IIA are recognized as a liability if future economic benefits are expected from the research and development activity that will result in royalty bearing sales. As the contingent liability is calculated based on future royalty-bearing sales, there is uncertainty regarding the estimated future cash flows used to measure the amortized cost of the liability.
		An increase or decrease in Liabilities in respect of IIA grants and in financing expenses in subsequent periods.	See notes 14, 17b Regarding Liabilities in respect of IIA grants

Determining the lease term
In order to determine the lease term, the Company takes into consideration the period over which the lease is non-cancellable, including renewal options that it is reasonably certain it will exercise and/or termination options that it is reasonably certain it will not exercise.
		An increase or decrease in the initial measurement of a right-of-use asset and lease liability and in depreciation and financing expenses in subsequent periods.	See Note 10 regarding leases.

Determination of fair value

Preparation of the financial statements requires the Company to determine the fair value of certain assets and liabilities. Further information about the assumptions that were used to determine fair value is included in the following notes:

•	Note 19, on share-based payments;
•	Note 19c, Warrants

When determining the fair value of an asset or liability, the Company uses observable market data as much as possible. There are three levels of fair value measurements in the fair value hierarchy that are based on the data used in the measurement, as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly
•	Level 3: inputs that are not based on observable market data (unobservable inputs).

The preparation of financial statements in conformity with IFRS® Accounting Standards (IFRSs( requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Information about key assumptions made in measuring fair value and estimates are described below:

•	Determining the fair value of share-based compensation to employees and directors:

The fair value of share-based compensation to employees and directors is determined using the binomial option pricing model or the Black-Scholes method. The assumptions used in the model include the expected volatility, early exercise factor, expected dividend and risk-free interest rate.

For grants awarded up to July 30, 2025, the fair value of share-based compensation was estimated using the binomial option pricing model.

For grants awarded from August 2025, the Company estimates the fair value of share-based compensation using the Black-Scholes option pricing model.

Management believes that the Black-Scholes model is appropriate given the characteristics of the Company’s option grants. This change represents a change in valuation technique and has been applied prospectively to new grants issued from the date of change.

•	Fair value estimations of warrants:

The Company completed financing transactions in which it issued shares and warrants to purchase additional shares. The fair value of the warrants, which are not traded on an active market, is determined by using valuation techniques. These valuation techniques maximizes the use of observable market data where it is available.